STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)		12 Months Ended
	Sep. 26, 2024	Dec. 31, 2025	Dec. 31, 2024	Jan. 13, 2026	Dec. 18, 2024
Equity [Abstract]
Common stock, shares authorized		694,066	694,066
Common stock, shares issued		346,954	346,954
Common stock, shares outstanding		346,954	346,954
Ordinary Shares Issued for Services		214,783	21,491
Ordinary Shares fair value Issued for Services		$ 1,969,723	$ 1,217,087
Initial public offering shares issued	54,000
gross proceeds	$ 5,400,000			$ 2,500,000
Offering costs	2,082,133
net proceeds	$ 3,317,867
Shares issued Shareholder Contribution	56,000
Shares Issued in Settlement of Notes Payable					1,000
Carrying amount of Notes Payable					$ 99,811
Issued conversion of convertible notes		750,000
Cash proceeds		$ 750,000
Issued shares conversion of convertible notes		72,986
Debt instrument amount		$ 750,000
Shares Issued and Amount Forgiven in Settlement of Other Liabilities		34,146
Other Liabilities		$ 1,288,415
Contribution to additional paid-in capital		$ 30,084
Shares Issued in Settlement of Accrued Expenses		25,197
Accrued Expenses		$ 278,150